Earnings Per Share	6 Months Ended
Jun. 30, 2022
Disclosure of Earnings Per Share [Abstract]
EARNINGS PER SHARE

15. EaRNINGS PER SHARE

Basic earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of common shares outstanding during the periods.

Diluted earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

As at 30 June 2022, the earnout shares and restricted share awards were unvested, however, since these shares contain a nonforfeitable rights to dividends, whether paid or unpaid, they are considered as participating securities and hence included in the computation of both basic and diluted earnings per share.

At the closing of the Business Combination the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (see note 9 and 19). The Warrants were not included in the calculation of the diluted earnings per shares, as the average market price of ordinary shares during the period has not exceeded the exercise price of the Warrants and therefore their effect would be antidilutive.

The following table shows the calculation of the basic and diluted earnings per share for the six months ended 30 June 2022 and 2021.

	For the six months ended 30 June
	2022	2021

Profit for the period (USD ’000)	41,267	18,426
Less: profit attributable to the earnout shares (USD ’000)	2,522	1,135
Less: profit attributable to the restricted share awards (USD ’000)	566	168
Net profit available to common shareholders (USD ’000)	38,179	17,123

Weighted average number of shares – basic and diluted	45,616,188	45,470,835

Basic and diluted earnings per share (USD)	0.84	0.38